OMB APPROVAL

                                           OMB Number:  3235-0582
                                           Expires:  April 30, 2009

                                           Estimated average burden
                                            hours per response. . . . . .14.4





                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:  811-7115



Federated Total Return Series, Inc.
(Exact name of registrant as specified in charter)


5800 Corporate Drive
Pittsburgh, PA  15237-7000
(Address of principal executive offices)(Zip code)


John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)


Registrants telephone number, including area code:  412-288-1900

Date of reporting period:  7/1/2007  6/30/2008



Item 1.  Proxy Voting Record.


======================== FEDERATED ULTRASHORT BOND FUND ========================


CHASEFLEX TR SER 2006-1

Ticker:                      Security ID:  16165LAC4
Meeting Date: FEB 19, 2008   Meeting Type: Written Consent
Record Date:  FEB 16, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE PAYING IS HEREBY INSTRUCTED TO ALLOW  For       Did Not    Management
      THE AMENDMENT OF THE POOLING AND SERVICE            Vote
      AGREEMENT.


======================= FEDERATED TOTAL RETURN BOND FUND =======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================= FEDERATED MORTGAGE  FUND =======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.
========== END NPX REPORT




                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)                    Federated Total Return Series, Inc.


                                By /s/J. Christopher Donahue
(Signature and Title)           J. Christopher Donahue
                                Principal Executive Officer

Date: August 22, 2008